Income Taxes (Provision (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit)
Current - U.S. Federal income tax expense (benefit)	$ 33	$ (543)	$ 102
Current - International income tax expense (benefit)	6	22	69
Total current income tax expense (benefit)	39	(521)	171
Deferred - U.S. Federal income tax expense (benefit) excluding NOL carryforward	(377)	921	93
Deferred income tax expense (benefit) - net operating loss carryforward	(301)	(652)	1
Deferred - International income tax expense (benefit)	158	(121)	303
Total deferred income tax expense (benefit)	(520)	148	397
Provision (benefit) for income taxes	$ (481)	$ (373)	$ 568